CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Gross Product Sales	$ 481	$ 5,414	$ 786	$ 20,849	$ 20,893	$ 6,416
Sales Discounts, Returns and Allowances	(4)	(45)	(16)	(628)	(637)	(72)
Net Sales	477	5,369	770	20,221	20,256	6,344
Cost of Goods Sold	910	4,475	2,093	17,701	18,223	5,247
GROSS PROFIT	(433)	894	(1,323)	2,520	2,033	1,097
Operating Expenses:
Research and Development	115	280	371	789	1,048	466
Selling, General and Administrative	6,410	3,689	9,286	8,457	13,397	7,519
Total Operating Expenses	6,525	3,969	9,657	9,246
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(6,958)	(3,075)	(10,980)	(6,726)	(12,412)	(6,888)
Debt Extinguishment Costs			(427)
OTHER EXPENSES
Restructuring Costs						586
Interest Expense, Net					1,590	15
TOTAL OTHER EXPENSE, NET					1,590	601
Loss on Derivative Liability	47		(52)
Interest and Other Income			18
Interest Expense	(3,057)	(513)	(4,834)	(999)
Loss Before Provision for Income Taxes	(9,968)	(3,588)	(16,275)	(7,725)	(14,002)	(7,489)
Provision for Income Taxes
Net Loss	(9,968)	(3,588)	(16,275)	(7,725)	(14,002)	(7,489)
Other Comprehensive Income
Gain (Loss) on Foreign Currency Translation	(95)	(54)	26	(93)	14	35
TOTAL COMPREHENSIVE LOSS	$ (10,063)	$ (3,642)	$ (16,249)	$ (7,818)	$ (13,988)	$ (7,454)
BASIC AND DILUTED LOSS PER SHARE	$ (0.40)	$ (0.23)	$ (0.77)	$ (0.50)	$ (0.88)	$ (0.64)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC AND DILUTED	24,739,449,000	15,777,793,000	21,242,115,000	15,470,324,000	15,989,397	11,779,087